UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2000

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.):[X] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  230 Prospect Street
          New Haven, CT 06511-2107

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	August 16, 2000

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANG ACT OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		61

Form 13F Information Table Value Total:	$609,677 (X$1,000)

List of Other Included Managers:

	None
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
FORM 13F INFORMATION TABLE
ITEM 1:                      ITEM 2:  ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                      CLASS    CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                       TITLE    NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
ACADIA REALTY TRUST          SHBENINT 004239-10-0   19,148      3,366,616.00        SOLE                SOLE
AMERICAN HOME PROD. CORP.    COM      026609-10-7    1,185         20,176.00        SOLE                SOLE
AMERICAN INT'L GROUP         COM      026874-10-7    4,937         42,015.00	       SOLE                SOLE
AMERICAN SELECT PORT. INC    COM      029570-10-8   12,343      1,085,111.00		      SOLE                SOLE
AMERICAN STRATEGIC INC PORT. COM      030098-10-7   10,689        988,545.00        SOLE                SOLE
AMERICAN STRAT INCM PORT II  COM      030099-10-5   20,264      1,831,765.00        SOLE                SOLE
AMERICAN STRAT PORT INC III  COM      03009T-10-1   12,553      1,188,488.00        SOLE                SOLE
ARIBA INC.                   COM      04033V-10-4    2,154         21,966.00        SOLE                SOLE
ASK JEEVES INC.              COM      045174-10-9    3,012        166,759.00        SOLE                SOLE
AVANEX CORP.                 COM      05348W-10-9    7,686         80,486.00        SOLE                SOLE
BKF CAP GROUP                COM      05548G-10-2    5,772        363,615.00        SOLE                SOLE
BP AMOCO PLC (f/k/a AMOCO)   SPONSADR 055622-10-4      591         10,457.00        SOLE                SOLE
BE FREE INC.                 COM      073308-10-8    3,332        370,245.00        SOLE                SOLE
BOSTON COMMUNICATIONS        COM      100582-10-5      488         34,877.00        SOLE                SOLE
BOSTON PROPERTIES            COM      101121-10-1    4,828        125,000.00        SOLE                SOLE
CATELINA MARKETING CORP.     COM      148867-10-4      265          2,600.00        SOLE                SOLE
CATELLUS DEVELOPMENT         COM      149111-10-6    7,797        519,800.00        SOLE                SOLE
CONSOLIDATED TOMOKA LP CO.   COM      210226-10-6    3,389        279,494.21        SOLE                SOLE
CORSAIR COMMUNICATION        COM      220406-10-2      461         16,044.00        SOLE                SOLE
DIGITAL ISLAND INC.          COM      25385N-10-1    3,581         73,630.00        SOLE                SOLE
DOW JONES & CO.              COM      260561-10-5      526          7,178.00        SOLE                SOLE
DSL NET                      COM      262506-10-8      561         54,383.00        SOLE                SOLE
E PIPHANY                    COM      26881V-10-0    2,083         19,437.00        SOLE                SOLE
EFFICIENT NETWORKS, INC.     COM      282056-10-0    7,429        100,991.00        SOLE                SOLE
EXXON MOBIL CORP.            COM      30231G-10-2      623          7,936.00        SOLE                SOLE
FANSTEEL INC. DEL            COM      307260-10-9      143         36,432.00		      SOLE                SOLE
FOREST CITY ENTERPRISES INC. CL A     345550-10-7   10,847        325,000.00        SOLE                SOLE
FOUNDRY NETWORKS             COM      35063R-10-0   18,854        171,397.00        SOLE                SOLE
FRANKLIN RESOURCES INC.      COM      354613-10-1      516         17,000.00        SOLE                SOLE
GOLDMAN SACHS                COM      38141G-10-4    1,797         18,961.00        SOLE                SOLE
H & Q HEALTHCARE FD          SHBENINT 404052-10-2   10,994        356,080.00		      SOLE                SOLE
H & Q LIFE SCIENCES INV.     SHBENINT 404053-10-0      386         12,994.00        SOLE                SOLE
HILTON HOTELS CORP.          COM      432848-10-9    8,297        885,000.00        SOLE                SOLE
HOST MARRIOTT (NEW)          COM      44107P-10-4    8,125        866,700.00        SOLE                SOLE
IHOP CORP.                   COM      449623-10-7    8,040        480,000.00        SOLE                SOLE
INTERACTIVE COMMERCE         COM      45839Y-10-7      236         20,000.00        SOLE                SOLE
JUNIPER NETWORKS, INC.       COM      48203R-10-4   88,716        609,468.00        SOLE                SOLE
KEMPER INTER GOV'T TRUST     GOVINCTR 488413-10-5   25,131      3,903,800.00        SOLE                SOLE
MMC NETWORKS, INC.           COM      55308N-10-2    2,280         42,660.00        SOLE                SOLE
MARSH & MCLENNAN COMP. INC.  COM      571748-10-2      209          2,000.00        SOLE                SOLE
MEDITRUST CORP.              PAIR CTF 58501T-30-6      823        219,487.00        SOLE                SOLE
MERCK & CO. INC.             COM      589331-10-7      537          7,010.00        SOLE                SOLE
MORGAN STANLEY EMERGING MARK COM      61744G-10-7    6,789        452,600.00        SOLE                SOLE
MORGAN STANLEY ASIA PACIFIC  COM      61744U-10-6   62,887      6,173.000.00        SOLE                SOLE
MORGAN STANLEY D. W. GOV'T   GOVINCTR 61745P-10-6   58,383      7,130,800.00        SOLE                SOLE
NETCENTIVES                  COM      64108P-10-1    1,452         77,938.00        SOLE                SOLE
ORIGINAL 16 TO ONE MINE      COM      686203-10-0       21         22,500.00		      SOLE                SOLE
PMC-SIERRA                   COM      69344F-10-6      304          3,230.00        SOLE                SOLE
PHILIP MORRIS COS. INC.      COM      718154-10-7    1,714         64,512.00        SOLE                SOLE
PRIME GROUP REALTY TRUST     SHBENINT 74158J-10-3    8,885        585,000.00        SOLE                SOLE
RAYONIER                     COM      754907-10-3    7,437        207,300.00        SOLE                SOLE
ROYCE FOCUS TRUST            COM      78080N-10-8    8,547      1,742,020.00        SOLE                SOLE
ROYCE VALUE TRUST INC.       COM      780910-10-5   78,035      5,753,728.00        SOLE                SOLE
ROYCE MICRO-CAP. TR INC.     COM      780915-10-4   23,870      2,372,189.00	       SOLE                SOLE
SYMYX TECHNOLOGIES           COM      87155S-10-8    2,387         67,714.00        SOLE                SOLE
TIBCO SOFTWARE INC.          COM      88632Q-10-3   12,986        121,098.00        SOLE                SOLE
HAHN CORP.                   COM      896938-10-7    9,921        555,000.00        SOLE                SOLE
TURNSTONE SYS. INC.          COM      900423-10-4      640          3,861.00        SOLE                SOLE
VIANT CORP.                  COM      92553N-10-7    2,469         83,355.00        SOLE                SOLE
VITRIA TECHNOLOGY            COM      92849Q-10-4    1,185         19,394.00        SOLE                SOLE
WOLVERINE WORLD WIDE INC.    COM      978097-10-3      136         13,743.00		      SOLE                SOLE
TOTAL COLUMNS                                      609,677     44,200,593.21
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